Segment Information - Schedule of Reconciliation of Revenue from Segments to Consolidated (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Depreciation and amortization	$ 13	$ 11	$ 258	$ 37
Operating loss	(612)	(1,688)	(11,066)	(10,151)
Equity income (losses) of joint ventures		75	(198)	(715)
Interest expense	344	324	1,326	869
SES Foreign Operating [Member]
Depreciation and amortization		2	6	10
Operating loss	(70)	(106)	(5,620)	(3,682)
Equity income (losses) of joint ventures		75	198	715
Interest expense
Technology Licensing and Related Services [Member]
Depreciation and amortization
Operating loss	(125)	(495)	(1,284)	(1,138)
Equity income (losses) of joint ventures
Interest expense
Corporate [Member]
Depreciation and amortization	13	9	252	27
Operating loss	(417)	(1,087)	(4,162)	(5,331)
Equity income (losses) of joint ventures
Interest expense	$ 344	$ 324	$ 1,326	$ 869